CONTINGENCIES (Details Narrative)						1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 16, 2023 USD ($)	Nov. 15, 2023 USD ($)	Mar. 21, 2023 USD ($)	Feb. 07, 2023 USD ($)	Dec. 21, 2020 USD ($)	Oct. 31, 2024 USD ($)	Mar. 31, 2021 USD ($) Integer	Aug. 31, 2020 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 09, 2022 USD ($)
Loss Contingencies [Line Items]
Loss Contingency, Accrual, Noncurrent											$ 50,190
[custom:LossContingencyClaimsSettledValue]									$ 450,968	$ 450,968
Subsequent Event [Member]
Loss Contingencies [Line Items]
Legal Fees						$ 250,000
Lawsuits Against Baileys Related To Prior Services Rendered [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					$ 100,000			$ 96,900
Loss Contingency, Claims Settled, Number | Integer							2
Lawsuit Against Bailey 44 Related To Retail Store Lease [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value										$ 1,500,000
Bailey LLC [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 96,900		$ 1,500,000
Short Term Notes Payable [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					$ 100,000
Non Payment Of Trade Payables [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 345,384	$ 582,208	$ 43,501	$ 182,400
Non Payment Of Trade Payables [Member] | Double Damages [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual		292,604
Trade Payables [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 345,384	582,208	$ 43,501
Accounts Payable, Trade				$ 182,400
Trade Payables [Member] | Vendor [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value		$ 292,604